NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
OCT 15 2007
1086

By Facsimile and First Class Mail

October 15, 2007

07073955

CERTNAS 001-33737

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on October 10, 2007 The Nasdaq Stock Market (the "Exchange") received from Rodman & Renshaw Capital Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

END